Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Minimum Lease Payment
RMB
Year ending December 31:
2012	16,738
2013	7,367
2014	3,165
2015	1,561
2016	1,237
Total	30,068